Finance debt (Details 5) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Principal	$ 29,181	$ 31,703
Interest	22,541	24,815
Total	51,722	$ 56,518
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Principal	3,814
Interest	1,922
Total	5,736
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Principal	3,135
Interest	1,627
Total	4,762
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Principal	2,606
Interest	1,492
Total	4,098
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Principal	2,600
Interest	1,242
Total	3,842
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	1,951
Interest	1,022
Total	2,973
Later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	15,075
Interest	15,237
Total	$ 30,312